Income taxes (Tables)	12 Months Ended
Dec. 31, 2020
Income taxes
Expense composition

Years Ended December 31 (millions)	2020	2019	2018
Current income tax expense
For current reporting year	$57.3	$25.9	$19.8
Adjustments recognized in the current period for income tax of prior periods	(9.8)	2.1	1.3
	47.5	28.0	21.1
Deferred income tax expense (recovery)
Arising from the origination and reversal of temporary differences	(2.6)	3.1	(0.1)
Adjustments recognized in the current period for income tax of prior periods	2.7	(5.1)	0.9
	0.1	(2.0)	0.8
	$47.6	$26.0	$21.9

Rate reconciliations

Years Ended December 31 (millions)	2020		2019		2018
Income taxes computed at applicable statutory rates	$36.5	24.2%	$26.8	28.2%	$20.3	29.4%
Non-tax deductible items	9.6	6.4	1.8	1.9	2.4	3.4
Withholding and other taxes	7.7	5.1	6.8	7.1	5.1	7.3
Foreign tax differential	(7.6)	(5.0)	(16.3)	(17.2)	(15.3)	(22.2)
Adjustments recognized in the current period for income tax of prior periods	(7.1)	(4.7)	(3.0)	(3.1)	2.2	3.2
Foreign accrual property income	6.0	4.0	9.1	9.5	7.9	11.5
Losses not recognized	3.0	2.0	2.0	2.1	0.7	1.1
Other	(0.5)	(0.4)	(1.2)	(1.2)	(1.4)	(1.9)
Income tax expense per consolidated statements of income and other comprehensive income	$47.6	31.6%	$26.0	27.3%	$21.9	31.8%

Temporary differences

		Property, plant
		and equipment	Net pension	Debt and				Net deferred
		and intangible	and share-based	equity		Non-capital		income tax
		assets subject	compensation	issue	Provisions	loss carried		asset
(millions)	Note	to amortization	amounts	costs	and other	forward	Leases	(liability)
As at January 1, 2019		$(42.5)	$2.0	$0.3	$39.9	—	—	$(0.3)
IFRS 16, Leases transitional amount	2(a)	—	—	—	—	—	1.3	1.3
As Adjusted		(42.5)	2.0	0.3	39.9	—	1.3	1.0
Deferred income tax (expense) recovery recognized in Net income		1.0	0.6	(0.4)	(1.9)	2.7	—	2.0
As at December 31, 2019		$(41.5)	$2.6	$(0.1)	$38.0	$2.7	$1.3	$3.0
Acquired during the year and other		(365.6)	—	—	1.0	—	0.9	(363.7)
Deferred income tax (expense) recovery recognized in Net income		31.4	3.0	(0.9)	(34.1)	0.6	(0.1)	(0.1)
Other comprehensive income		—	—	—	1.1	—	—	1.1
As at December 31, 2020		$(375.7)	$5.6	$(1.0)	$6.0	$3.3	$2.1	$(359.7)
Presented on the consolidated statement of financial position as:
Deferred income tax asset								$4.7
Deferred income tax liability								(1.7)
As at December 31, 2019								$3.0
Deferred income tax asset								$6.5
Deferred income tax liability								(366.2)
As at December 31, 2020								$(359.7)